ORDINARY SHARES (Details Narrative)		1 Months Ended	12 Months Ended
	Jan. 10, 2018 USD ($) shares	Sep. 30, 2018 shares	Sep. 30, 2020 USD ($) integer $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 16, 2020 $ / shares shares	Aug. 27, 2020 $ / shares shares	Apr. 13, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 22, 2019 $ / shares shares
Ordinary shares, Par Value Per Share | $ / shares			$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized			250,000,000	250,000,000
Ordinary shares, Shares Issued			107,005,276	104,524,189
Ordinary shares, shares outstanding			107,005,276	104,524,189
Debt Conversion, Converted Instrument, Shares Issued					715,113
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 214,534
Proceeds from issuance of common shares | $			$ 144,361	$ 0	$ 150,010
Vago International Limited [Member]
Debt Conversion, Converted Instrument, Shares Issued					66,020
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 19,806
Stock Issued During Period, Shares		66,020
Investor [Member]
Stock Issued During Period, Shares					1,200,000
Number of investors | integer			4
Investor [Member] | Minimum [Member]
Share Price | $ / shares			$ 0.12
Investor [Member] | Maximum [Member]
Share Price | $ / shares			$ 0.13
Michael Lee [Member]
Debt Conversion, Converted Instrument, Shares Issued					2,869,764
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 860,929
Share Price | $ / shares				$ 0.30
Stock Issued During Period, Shares					13,697,852
Arm's Length Investor [Member]
Ordinary shares, Shares Issued									102,642
Debt Conversion, Converted Instrument, Shares Issued					66,992
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 20,098
Share Price | $ / shares									$ 0.10
Ruby Hui [Member]
Ordinary shares, Shares Issued						1,078,445	1,078,445
Debt Conversion, Converted Instrument, Shares Issued					113,723
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 34,117
Share Price | $ / shares						$ 0.05	$ 0.05
Stock Issued During Period, Shares		113,723
Investors [Member]
Debt Conversion, Converted Instrument, Shares Issued					7,390,709
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 2,217,212
Ford Moore [Member]
Ordinary shares, Shares Issued								1,000,000
Debt Conversion, Converted Instrument, Shares Issued					534,578
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 160,373
Share Price | $ / shares								$ 0.05
Employee [Member]
Debt Conversion, Converted Instrument, Shares Issued					1,560,823
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 468,247
Yongbiao Ding [Member]
Ordinary shares, Shares Issued										300,000
Share Price | $ / shares										$ 0.10
Stock Issued During Period, Shares					600,000
Proceeds from issuance of common shares | $					$ 72,000
David Milroye [Member]
Debt Conversion, Converted Instrument, Shares Issued					380,130
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $					$ 114,039
Consultant Member] | Investor [Member] | Consulting Agreement Member]
Stock Issued During Period, Shares	122,337
Consulting service fees | $	$ 14,680